Provision for risks (Details 1) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Restricted deposits	R$ 517	R$ 759
Tax [Member]
IfrsStatementLineItems [Line Items]
Restricted deposits	122	210
Labor [Member]
IfrsStatementLineItems [Line Items]
Restricted deposits	341	483
Civil And Other [Member]
IfrsStatementLineItems [Line Items]
Restricted deposits	R$ 54	R$ 66